PROPERTY, EQUIPMENT AND SOFTWARE, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Finance lease right-of-use assets	$ 2,465	$ 5,201
Total property, equipment and software	96,964	74,606
Less: accumulated depreciation and amortization	(59,343)	(57,962)
Construction in progress	22,846	597
Property, equipment and software, net	60,467	17,241
Computer and equipment
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software, gross	45,435	37,032
Vehicle and equipment
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software, gross	37,111	24,577
Leasehold improvements
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software, gross	8,712	4,728
Software
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software, gross	2,659	2,527
Furniture and fixtures
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software, gross	$ 582	$ 541